Kobren Insight Management
Kobren Insight Funds
A Semi-Annual Report On The Kobren Insight Funds

June 30, 1998     Hotline 1-888-3KOBREN

Message To Shareholders

U.S. Stock Funds Slow After
Torrid First Quarter Pace
Back in 1990, at the beginning of this current bull market, who would have predicted this on-going rally in stock prices? We're only half way through the year and already the Dow Jones Industrial Average and S&P 500 Index are showing double-digit gains. Many shareholders I've spoken with have come to expect these gains year after year. And although I'm still fairly bullish, this investing nirvana can't last forever. (a picture of Eric Kobren appears here)
         Performance differentials among asset classes (stocks, bonds, cash, real estate and international securities) widened during the second quarter, and even within the U.S. market there were substantial performance differences by category. For example, funds that focused on large-cap growth stocks gained an average of 5% during the quarter, while small- and mid-cap value-oriented funds declined about 3-4%. Differences outside the U.S. were even more dramatic.
European stock funds gained about 4.5%, while Latin American funds declined about 19%, and the average Southeast Asian fund dropped more than 26%.
         Despite this market turbulence, investors continue to favor stocks. After an impressive $61 billion in net new cash flow into stock mutual funds in the first quarter, investors poured another estimated $69 billion in the second quarter. This cash flow has served as a "floor," particularly for the large-cap growth funds as well as the ever-popular index funds.

Global Economy Portends Caution
         Much has been written about the problems in Japan and emerging Southeast Asian economies. For the first few months of the year, the market more or less ignored the impact that these deteriorating economies would have on the rest of the world. But, more recently, we are seeing the effects that these situations are having on our global economy. U.S. exports to Southeast Asian countries have substantially declined across many industries. At the same time, less expensive imports from these countries are being shipped to the U.S. in greater quantities. It is a complex situation, but the fact is that we really do live in a global economy, and we believe the weakness across the Pacific will have a slowing effect on the U.S. economy.
         At the same time, our economy remains in relatively good shape. Inflation and interest rates remain low and are likely to stay that way given the dampening effect of Asia. Unemployment is low, home sales are high and consumer confidence is the highest it has been in 29 years. As we said in the first quarter report, this is the "best of times" for our economy. But, unlike six months ago, we are now seeing signs of fatigue.
         Stock prices are primarily a reflection of a company's future earnings stream. And today, earnings expectations for large-cap growth companies are very, very high. Wall Street is now expecting profits to rise substantially late this year. It is their only way to rationalize the extraordinarily high valuations in this area of the market. We have seen this before and we are skeptical.

Today's Market Strategy
         How do we invest in this type of market environment? First, we select the best stock pickers we can find in the most reasonably priced areas of the market. Where we believe it's prudent to buy already expensive large-cap growth stocks, we focus on funds that hold relatively few stocks. These funds are less likely to be surprised by a negative earnings report, or a general correction in their area of the market. Second, we've diversified across asset classes and investment styles to construct what I believe is the right mix for each fund's volatility target. I know how tempting it is to invest the majority of your assets in the hottest areas of the market, but we consciously avoided this approach. I started the Kobren Insight Funds not only to make mutual fund investing easy again, but to provide you with the discipline to stay diversified and true to your investment objective. This risk-averse approach has served me well for many years and I'm pleased to be managing a part of your investment portfolio in this same time-tested and proven style.

                                    Sincerely,




                                    Eric M. Kobren
                                    President and Portfolio Manager










































Kobren Growth Fund (6/30/98)
Value of $10,000 invested 12/16/96
(a line chart appears here depicting the growth of a $10,000 investment in the fund at inception)

12/16/96          $10,000
6/30/98           $13,181
                                                 12 Months        Annualized
                                   YTD             Ended        Since Inception
Total Return (%)6/30/98          6/30/98        (12/16/96)
Kobren Growth                     +11.9            +14.0             +19.6

Asset Allocation*
(a pie chart appears here depicting the allocation of investments among asset categories)
Cash              1%
US Stocks         81
International     18

Style Allocation*
(a pie chart appears here depicting the allocation of investments among style categories)
Real Estate                5%
Cash                       1
Large Cap Value   30
Large Cap Growth  27
Small Cap Value   18
Small Cap Growth  1
International              18

*Based on total investments.

Kobren Growth Fund (Ticker: KOGRX): The second quarter equity markets saw mixed results as the S&P 500 Index continued to surge ahead while the Russell 2000 declined by 4.6%. Kobren Growth faired quite well in this choppy environment, gaining 0.7% in the second quarter and 11.9% since the beginning of the year.
         Two of our largest holdings, Janus Twenty and Artisan Int'l, added 14.5% and 8.5%, respectively, in the second quarter. For the year, Janus Twenty has gained a very impressive 35.8% and Artisan Int'l has returned 30.4%. These are among the top performing funds in their respective categories. Artisan's manager, Mark Yockey, continues to show his stock picking prowess as he deftly avoided problems in Asia while remaining well diversified in 26 countries. Europe remains his region of choice with over 82% of fund assets. Scott Schoelzel, Janus Twenty's manager, still likes the largest of the large caps such as Dell, Microsoft and AOL, despite their very lofty valuations.
         While we remain fully invested in equity funds, we're keeping a very close eye on portfolio risk and remain diversified across market sectors. For example, late in 1997 we added Longleaf Partners, one of this year's top value funds with an 18.1% gain. However, our biggest disappointment has been Neuberger & Berman Genesis, which fell 5.4% in the second quarter and is virtually flat for the year. After a stellar 1997 (up 34.9%), the fund has suffered from positions in energy and REITs, two areas that remain undervalued and attractive buys at these levels.

Top Holdings*
Kobren Growth                                        Style                              Alloc(%)
Oakmark                                              Large Cap Value                    19.0
Janus Twenty                                         Large Cap Growth                   14.0
Longleaf Partners                                    Large Cap Value                    10.4
Neuberger & Berman Genesis Trust                     Small Cap Value                    10.2
Artisan International                                International                      9.4
Longleaf Partners Small Cap                          Small Cap Value                    8.1
Fidelity Advisor Growth Opp'ty, Cl T                 Large Cap Growth                   7.1
CGM  Focus                                           Large Cap Growth                   6.3
Artisan International Inst'l Cl                      International                      4.9
Longleaf Partners Realty                             Real Estate                        4.8
Oakmark International Small Cap                      International                      2.6
Morgan Stanley Inst'l Emerging Markets               International                      1.3
Dreyfus Cash Management Plus                         Money Market                       0.9
Turner Small Cap Equity                              Small Cap Growth                   0.9

Total Net Assets                                     $71,284,871

Top Sectors**
(Totals may not equal 100%)
(a bar chart appears here depicting the allocation of investments among sectors)
Services          24.2%
Financials                 21.9
Industrial Cyclicals       14.2
Technology                 9.1
Consumer Staples  8.5
Health                     7.8
Consumer Durables 5.8
Retail                     3.6
Utilities                           2.5
Energy                     2.4
**Equities only, excludes real estate funds.

2 Kobren Insight Funds - 1998 Semi-Annual Report


























Kobren Moderate Growth Fund (6/30/98)
Kobren Moderate Growth Fund (Ticker: KOMGX): While the S&P 500 Index continued to grab the headlines over the past few months, more conservative investors who are still seeking growth found fund selections much more difficult to make. We've made a conscious decision to avoid the most richly valued mutual funds with the greatest potential for declines and focus on those that will provide diversification as well as excellent long-term growth potential.
         Our largest position, Tweedy, Browne Global Value took a breather during the second quarter, but is still up a very respectable 16.2% for the year. Longleaf Partners, added to the portfolio early in the year, has proven beneficial, gaining 4.0% for the second quarter and 18.1% for the year. Managers Mason Hawkins and Staley Cates have been seeking out stocks selling well below their intrinsic values. The fund is highly concentrated with just 25 stocks; this should bode well for what we consider a "stock pickers" market.
         In an effort to reduce volatility and still provide growth potential, we've been maintaining about an 11% position in real estate funds. Although we've held two of the top-performing real estate funds this year in Longleaf Partners Realty and Morgan Stanley U.S. Real Estate, the sector has been unable to resume the impressive gains it garnered in 1996 and 1997. We continue to believe the tremendous values found in the real estate market will again catch investors' attention and provide a steady rate of return with moderate volatility.

Top Holdings*
Kobren Moderate Growth                               Style                              Alloc(%)
Tweedy, Browne Global Value                          International                      16.2
Longleaf Partners                                    Large Cap Value                    10.5
Oakmark Small Cap                                    Small Cap Value                    9.9
Skyline Special Equities                             Small Cap Value                    9.8
Fidelity Advisor Growth Opp'ty, Cl T                 Large Cap Growth                   7.8
Franklin Mutual Qualified                            Large Cap Value                    7.6
PIMCo Capital Appreciation Inst'l                    Large Cap Growth                   7.6
Longleaf Partners Realty                             Real Estate                        6.6
Morgan Stanley Inst'l Real Estate                    Real Estate                        4.3
Treasury Note, 6.50% 08/15/05                        Bond                               3.2
Vanguard F/I Interm-Term U.S. Treas.                 Bond                               3.1
Treasury Note, 7.50% 02/15/05                        Bond                               2.9
Treasury Note, 7.25% 08/15/04                        Bond                               2.9
Treasury Bond, 8.125% 05/15/19                       Bond                               2.9

Total Net Assets                                     $57,379,806

Top Sectors**
(Totals may not equal 100%)
**Equities only, excludes real estate funds.
(a bar chart appears here depicting the allocation of investments among sectors)
Services                          20.8%
Financial                         19.9
Industrial Cyclical               18.1
Consumer Staples                  9.2
Consumer Durables                 8.9
Retail                            7.8
Health                            6.1
Technology  4.3
Energy                            3.0
Utilities                         1.9



Value of $10,000 invested 12/24/96
(a line chart appears here depicting the growth of a $10,000 investment in the fund at inception)
12/24/96       $10,000
6/30/98        $13,261

                                                 12 Months        Annualized
                                   YTD             Ended        Since Inception
   Total Return (%)              6/30/98          6/30/98         (12/24/96)
   Kobren Moderate Growth         +7.0             +17.0             +20.4

Asset Allocation*
(a pie chart appears here depicting the allocation of investments among asset categories)
Cash              1%
Bonds             19
International     16
US Stocks         64

Style Allocation*
(a pie chart appears here depicting the allocation of investments among style categories)
Bonds                      19%
Cash                       1
International              16
Small Cap Value   20
Large Cap Growth  15
Large Cap Value   18
Real Estate                11
*Based on total investments.

Kobren Insight Funds - 1998 Semi-Annual Report 3

























Kobren Conservative Allocation Fund (6/30/98)
Value of $10,000 invested 12/30/96
(a line chart appears here depicting the growth of a $10,000 investment in the fund at inception)
12/30/96 $10,000
6/30/98  $12,547

                                                 12 Months        Annualized
                                   YTD             Ended        Since Inception
Total Return (%)6/30/98          6/30/98        (12/30/96)
Kobren Conservative Alloc.        +4.2             +13.5             +16.3

Asset Allocation*
(a pie chart appears here depicting the allocation of investments among asset categories)
Bonds             29%
Cash              1
International     10
US Stocks         60

Style Allocation*
(a pie chart appears here depicting the allocation of investments among style categories)
Cash                       1%
International              10
Small Cap Value   13
Large Cap Value   27
Real Estate                20
Bonds                      29

*Based on total investments.

     Kobren Conservative Allocation Fund (Ticker: KOCAX): The second quarter saw a number of changes to the portfolio as we continue to seek growth and a modest level of income. We've increased our allocation to the large-cap value sector while decreasing our position in the small-cap area. Two new additions to the portfolio include Marsico Growth and Income and Gabelli Westwood Equity. Tom Marsico gained fame for his stellar performance managing the Janus Twenty fund. Now in his own firm, Tom's concentrated investment style results in a portfolio of fewer than 50 stocks. And, although this fund is more conservative than Marsico's other offerings, it has already gained over 30% for the year. Gabelli Westwood Equity, managed by Susan Byrne, is characterized as a value fund, but she won't hesitate to buy stocks where she expects positive earnings surprises. With only $200 million in assets and just 58 positions, the fund can be nimble in a very unpredictable market environment. To maintain the low volatility that is this fund's charter, we've maintained a 20% allocation to real estate funds and have added to our bond holdings. We're particularly pleased with the performance of our long-term, high-quality bonds. We expect that decreasing yields will result in rising bond prices for some time to come.

Top Holdings*
Kobren Conservative Allocation                                Style                           Alloc(%)
Morgan Stanley Inst'l Real Estate                             Real Estate                      12.8
Franklin Mutual Beacon                                        Large Cap Value                  10.9
Tweedy, Browne Global Value                                   International                    10.3
Treasury Note, 7.25% 08/15/04                                 Bond                              7.3
Longleaf Partners Realty                                      Real Estate                       6.9
Third Avenue Value                                            Small Cap Value                   6.8
Delafield                                                     Small Cap Value                   6.7
Treasury Bond, 8.125% 08/15/19                                Bond                              6.5
Gabelli Westwood Equity                                       Large Cap Value                   6.1
Scudder Growth and Income                                     Large Cap Value                   5.9
Treasury Note, 7.50% 02/15/0                                  Bond                              4.5
PIMCo Total Return Inst'l                                     Bond                              4.5
Marsico Growth and Income                                     Large Cap Value                   3.8
Treasury Note, 7.00% 7/15/06                                  Bond                              3.3

Total Net Assets  $24,794,115

Top Sectors**
(Totals may not equal 100%)
(a bar chart appears here depicting the allocation of investments among sectors)
Financials                 23.1%
Industrial Cyclical        19.1
Services          13.0
Consumer Durables 10.5
Technology                 9.3
Consumer Staples  8.4
Health                     6.6
Energy                     4.9
Retail                     3.6
Utilities                           1.5
**Equities only, excludes real estate funds.

Kobren Insight Management is the registered investment adviser for the Kobren Insight Funds, and Kobren Insight Brokerage, Inc., an NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Cumulative total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost. International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. Benchmarks are a blend of unmanaged indices in which an individual cannot invest. The adviser absorbs certain expenses of each Kobren Insight Fund, without which total return would have been lower. Portfolio holdings are also subject to change. Copyright (C) 1998. Reproductions in whole or in part are prohibited except by permission. Data sources: Kobren Insight Management and Morningstar. Postmaster: Send address changes to Kobren Insight Funds, P.O. Box 5146, Westborough, MA 01581-5146. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736). 4 Kobren Insight Funds - 1998 Semi-Annual Report















Portfolio of Investments
Kobren Growth Fund
June 30, 1998
(Unaudited)

            Shares  Mutual Funds - 100.1%                                 Value (Note 1)

                    Large-Cap Value - 29.5%
           242,026  Longleaf Partners Fund                            $        7,425,358
           313,440  Oakmark Fund                                              13,550,028
                                                                       -----------------
                                                                              20,975,386
                                                                       -----------------
                    Large-Cap Growth - 27.4%
           417,625  CGM Focus Fund                                             4,502,001
           107,210  Fidelity Advisor Growth Opportunity Fund, Class T5,047,425
           237,790  Janus Twenty Fund                                         10,008,599
                                                                       -----------------
                                                                              19,558,025
                                                                       -----------------
                    Small-Cap Value - 18.3%
           229,846  Longleaf Partners Small-Cap Fund                           5,796,708
           329,295  Neuberger & Berman Genesis Trust Fund                      7,251,066
             1,388  Robertson Stephens Partners Fund                              22,352
                                                                       -----------------
                                                                              13,070,126
                                                                       -----------------
                    International - 18.2%
           411,519  Artisan International Fund                                 6,687,190
           214,434  Artisan International Fund, Institutional Class3,484,560
               965  Janus Overseas Fund                                           20,564
            82,505  Morgan Stanley Institutional
                    Emerging Markets Fund, Class A                               914,976
           223,123  Oakmark International Small Cap Fund                       1,851,921
                                                                       -----------------
                                                                              12,959,211
                                                                       -----------------
                    Real Estate - 4.8%
           204,422  Longleaf Partners Realty Fund                              3,415,896
                                                                       -----------------

                    Small-Cap Growth - 1.0%
             1,711  RBB Fund Inc. Numeric Growth Fund                             23,987
             1,364  RBB Fund Inc. Numeric Investors Micro Cap Fund23,522
            22,225  Turner Small-Cap Fund                                        630,964
                                                                       -----------------
                                                                                 678,473
                                                                       -----------------
                    Money Market Fund - 0.9%
           670,987  Dreyfus Cash Management Plus Fund                            670,986
                                                                       -----------------

TOTAL INVESTMENTS
   (Cost $62,116,397*)                                           100.1%       71,328,103
                                                                       -----------------
OTHER ASSETS AND LIABILITIES
   (Net)                                                         (0.1)%         (43,232)
                                                             ---------------------------

NET ASSETS                                                       100.0%  $    71,284,871
                                                             ===========================

  *   Aggregate cost for federal tax purposes.
See Notes to Financial Statements
Kobren Insight Funds - 1998 Semi-Annual Report 5







































Portfolio of Investments
Kobren Moderate Growth Fund
June 30, 1998
(Unaudited)

            Shares    Mutual Funds - 84.4%                                                      Value (Note 1)

                      Small-Cap Value - 19.7%
           247,038    Skyline Special Equities Fund                                    $            5,629,987
           288,512    Oakmark Small-Cap Fund                                                        5,651,947
                                                                                      -------------------------
                                                                                                   11,281,934

                      Large-Cap Value - 18.1%
           220,970    Franklin Mutual Qualified Fund, Class Z                                       4,355,313
           196,853    Longleaf Partners Fund                                                        6,039,437
                                                                                      -------------------------
                                                                                                   10,394,750
                                                                                      -------------------------
                      International - 16.2%
           487,247    Tweedy, Browne Global Value Fund                                              9,282,059
                                                                                      -------------------------
                      Large-Cap Growth - 15.4%
            94,991    Fidelity Advisor Growth Opportunities Fund, Class T                           4,472,185
           166,107    PIMCo Cadence Capital Appreciation Fund,
                      Institutional Class                                                           4,340,372
                                                                                      -------------------------
                                                                                                    8,812,557
                                                                                      -------------------------
                      Real Estate - 10.9%
           226,547    Longleaf Partners Realty Fund                                                 3,785,593
           171,007    Morgan Stanley Institutional Real Estate Fund, Class A                        2,477,887
                                                                                      -------------------------
                                                                                                    6,263,480
                                                                                      -------------------------
                      Bond - 3.0%
           162,475    Vanguard Fixed-Income Intermediate-Term
                      U.S. Treasury Fund                                                            1,749,853
                                                                                      -------------------------

                      Money Market Fund - 1.1%
           652,186    Dreyfus Cash Management Plus Fund                                               652,186
                                                                                      -------------------------
                      Total Mutual Funds (Cost $43,757,671)                                        48,436,819
                                                                                      -------------------------

Principal Amount
U.S. TREASURY OBLIGATIONS - 15.4%
                      U.S. Treasury Notes - 12.6%
$        1,250,000      5.625%  11/30/99                                                            1,247,656
         1,500,000      7.250%  08/15/04                                                            1,632,481
         1,500,000      7.500%  02/15/05                                                            1,660,664
         1,750,000      6.500%  08/15/05                                                            1,846,523
           750,000      7.000%  07/15/06                                                              818,789
                                                                                      -------------------------
                                                                                                    7,206,113
                                                                                      -------------------------
                      U.S. Treasury Bond - 2.8%
         1,250,000      8.125%   08/15/19                                                           1,613,135
                                                                                      -------------------------

                      Total U.S. Treasury Obligations
                         (Cost $8,562,800)                                                          8,819,248
                                                                                      -------------------------

TOTAL INVESTMENTS
   (Cost $52,320,471*)                                                             99.8%           57,256,067

OTHER ASSETS AND LIABILITIES
   (Net)                                                                            0.2%              123,739
                                                                              ----------     -----------------

NET ASSETS                                                                        100.0%      $    57,379,806
                                                                              ==========     =================

  *   Aggregate cost for federal tax purposes.
See Notes to Financial Statements
6 Kobren Insight Funds - 1998 Semi-Annual Report


























Portfolio of Investments
Kobren Conservative Allocation Fund
June 30, 1998
(Unaudited)

            Shares    Mutual Funds - 74.9%                                                   Value (Note 1)

                      Large-Cap Value - 26.6%
           171,895    Franklin Mutual Beacon Fund, Class Z                             $         2,676,398
           152,031    Gabelli Westwood Equity Fund                                               1,502,068
            71,550    Marsico Growth and Income Fund                                               936,593
            49,725    Scudder Growth and Income Fund                                             1,467,391
                                                                                      -------------------------
                                                                                                 6,582,450
                                                                                      -------------------------
                      Real Estate -19.5%
           101,259    Longleaf Partners Realty Fund                                              1,692,043
           217,258    Morgan Stanley Institutional Real Estate Fund, Class A                     3,148,074
                                                                                      -------------------------
                                                                                                 4,840,117
                                                                                      -------------------------
                      Small-Cap Value - 13.4%
           108,322    Delafield Fund                                                             1,656,249
            51,246    Third Avenue Value Fund                                                    1,674,713
                                                                                      -------------------------
                                                                                                 3,330,962
                                                                                      -------------------------
                      International - 10.2%
           133,329    Tweedy, Browne Global Value Fund                                           2,539,923
                                                                                      -------------------------
                      Bond - 4.5%
           103,102    PIMCo Total Return Institutional Fund                                      1,105,249
                                                                                      -------------------------
                      Money Market Fund - 0.7%
           162,258    Dreyfus Cash Management Plus Fund                                            162,258
                                                                                      -------------------------
                      Total Mutual Funds (Cost $18,243,733)                                     18,560,959
                                                                                      -------------------------

Principal Amount
U.S. TREASURY OBLIGATIONS - 24.6%
                      U.S. Treasury Notes - 18.1%
$          500,000      5.750%  08/15/03                                                           505,371
         1,650,000      7.250%  08/15/04                                                         1,795,728
         1,000,000      7.500%  02/15/05                                                         1,107,109
           250,000      6.500%  08/15/05                                                           263,789
           750,000      7.000%  07/15/06                                                           818,789
                                                                                      -------------------------
                                                                                                 4,490,786

                      U.S. Treasury Bond - 6.5%
         1,250,000      8.125%   08/15/19                                                        1,613,135
                                                                                      -------------------------

                      Total U.S. Treasury Obligations
                         (Cost $5,846,765)                                                       6,103,921
                                                                                      -------------------------

TOTAL INVESTMENTS
   (Cost $24,090,498*)                                                             99.5%        24,664,880
OTHER ASSETS AND LIABILITIES
   (Net)                                                                            0.5%           129,235
                                                                              ----------     -----------------

NET ASSETS                                                                        100.0%     $  24,794,115
                                                                              ==========     =================

  *  Aggregate cost for federal tax purposes.
See Notes to Financial Statements
Kobren Insight Funds - 1998 Semi-Annual Report 7


































Statements of Assets and Liabilities
Kobren Insight Funds
June 30, 1998
(Unaudited)


                                                                     Kobren          Kobren            Kobren
                                                                     Growth         Moderate        Conservative
                                                                      Fund         Growth Fund     Allocation Fund
                                                                ----------------  --------------- -----------------

Assets:
Investments, at value (Note 1)
   See accompanying schedules                                   $     71,328,103   $ 57,256,067   $   24,664,880
Dividends receivable                                                         166             --           15,461
Interest receivable                                                        8,855        201,968          155,739
Receivable for fund shares sold                                          106,956         13,495           31,641
Receivable due from investment adviser (Note 2)                               --          6,044           12,524
Unamortized organization costs (Note 5)                                   14,533          7,267            7,335
Prepaid expenses and other net assets                                     31,767         55,683              250
                                                                ----------------   ------------   --------------
   Total assets                                                       71,490,380     57,540,524       24,887,830
                                                                ----------------   ------------   --------------

Liabilities:
Payable for fund shares redeemed                                         104,855         70,311           35,503
Payable for investment securities purchased                                   --             --           15,461
Investment advisory fee payable (Note 2)                                  42,996         35,060           15,355
Administration fee payable (Note 2)                                        5,625          5,625            5,625
Transfer agent fees payable (Note 2)                                       7,255          6,576            4,365
Custodian fees payable (Note 2)                                           21,730         18,801            3,801
Professional fees                                                         13,121         12,326            5,903
Accrued Trustees' fees and expenses (Note 2)                               1,667          1,667            1,667
Accrued expenses and other payables                                        8,260         10,352            6,035
                                                                ----------------   ------------   --------------
   Total liabilities                                                     205,509        160,718           93,715
                                                                ----------------   ------------   --------------

Net Assets                                                      $     71,284,871   $ 57,379,806   $   24,794,115
                                                                ----------------   ------------   --------------

Investments, at cost                                            $     62,116,397   $ 52,320,471   $   24,090,498
                                                                ----------------   ------------   --------------

NET ASSETS consist of:
Undistributed net investment income/accumulated net
   investment (loss)                                            $       (277,560)  $     59,331   $       75,905
Accumulated net realized gain on investments sold                      1,355,680      1,629,809          716,055
Net unrealized appreciation of investments                             9,211,706      4,935,596          574,382
Par value (Shares of beneficial interest, $.001 per share)                 5,534          4,495            2,092
Paid-in capital in excess of par value                                60,989,511     50,750,575       23,425,681
                                                                ----------------   ------------   --------------

NET ASSETS                                                      $     71,284,871   $ 57,379,806   $   24,794,115
                                                                ----------------   ------------   --------------

SHARES OUTSTANDING                                                     5,534,145      4,494,757        2,091,670
                                                                ----------------   ------------   --------------

Net asset value, offering and redemption price per share          $       12.88        $ 12.77       $     11.85
                                                                ================   ============   ==============
See Notes to Financial Statements
8 Kobren Insight Funds - 1998 Semi-Annual Report













































Statements of Operations
Kobren Insight Funds
For the Six Months Ended June 30, 1998
(Unaudited)


                                                                     Kobren          Kobren            Kobren
                                                                     Growth         Moderate        Conservative
                                                                      Fund         Growth Fund     Allocation Fund
                                                                ----------------  --------------- -----------------

INVESTMENT INCOME:
Dividends                                                          $    125        $    15,127     $     55,206
Interest                                                             17,853            289,497          165,259
                                                                 -----------      ------------    --------------
   Total investment income                                           17,978            304,624          220,465
                                                                 -----------      ------------    --------------




EXPENSES:
Investment advisory fee (Note 2)                                    248,335            201,542           82,029
Administration fee (Note 2)                                          33,750             33,750           33,750
Transfer agent fees (Note 2)                                         32,587             28,786           21,209
Custodian fees (Note 2)                                               1,500              1,760            1,553
Professional fees                                                    12,818             11,739            4,589
Trustees' fees and expenses (Note 2)                                  4,551              3,879            1,898
Registration and filing fees                                          8,532             10,307            9,127
Amortization of organization costs (Note 5)                           2,083              1,041            1,041
Other                                                                 5,254              3,934            2,272
                                                                 -----------      ------------    --------------
   Total expenses                                                   349,410            296,738          157,468
Fees waived and/or expenses reimbursed
  by investment adviser (Note 2)                                    (18,884)           (28,720)         (48,546)
Other reductions (Note 2)                                           (34,988)           (22,725)              --
                                                                 -----------      ------------    --------------
   Net expenses                                                     295,538            245,293          108,922
                                                                 -----------      ------------    --------------
NET INVESTMENT INCOME/(LOSS)                                       (277,560)            59,331          111,543
                                                                 -----------      ------------    --------------




NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Notes 1 and 4):
Net realized gain from security transactions                        867,551            563,661          269,646
Short term capital gain distributions received                           --                 --            2,218
Medium term capital gain distributions received                      24,037             12,034            3,972
Long term capital gain distributions received                        11,659              5,837           14,198
Change in unrealized appreciation of securities                    6,711,185         2,954,127          421,260
                                                                 -----------      ------------    --------------
Net realized and unrealized gain on investments                    7,614,432         3,535,659          711,294
                                                                 -----------      ------------    --------------


NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                       $7,336,872      $ 3,594,990     $    822,837
                                                                 -----------      ------------    --------------
See Notes to Financial Statements
Kobren Insight Funds - 1998 Semi-Annual Report 9















































Statements of Changes in Net Assets
Kobren Insight Funds
For the Six Months Ended June 30, 1998
(Unaudited)

                                                                     Kobren          Kobren            Kobren
                                                                     Growth         Moderate        Conservative
                                                                      Fund         Growth Fund     Allocation Fund
                                                                ----------------  --------------- -----------------

Net investment income/(loss)                                      $   (277,560)     $  59,331        $   111,543
Net realized gain on investment                                        867,551        563,661            269,646
Short term capital gains distributions received                             --             --              2,218
Medium term capital gains distributions received                        24,037         12,034              3,972
Long term capital gains distributions received                          11,659          5,837             14,198
Change in unrealized appreciation of investments                     6,711,185      2,954,127            421,260
                                                                 ---------------  ------------    --------------

Net increase in net assets resulting from operations                 7,336,872      3,594,990            822,837
Distribution to shareholders from:
   Net investment income                                                    --             --            (35,638)
                                                                 ---------------  ------------    --------------
Net increase in net assets from fund share
   transactions (Note 4)                                             1,438,726      10,403,839         6,531,548
                                                                 ---------------  ------------    --------------
Net increase in net assets                                           8,775,598      13,998,829         7,318,747

Net Assets:
Beginning of period                                                 62,509,273      43,380,977        17,475,368
                                                                 ---------------  ------------    --------------
End of period                                                     $ 71,284,871      $57,379,806      $24,794,115

Undistributed net investment income/accumulated
   net investment (loss) at end of period                         $   (277,560)     $  59,331        $    75,905
                                                                 ---------------  ------------    --------------
Kobren Insight Funds
For the Year Ended December 31, 1997

                                                                     Kobren          Kobren            Kobren
                                                                     Growth         Moderate        Conservative
                                                                      Fund         Growth Fund     Allocation Fund


Net investment income                                             $    261,121      $ 656,855        $   354,447
Net realized gain/(loss) on investment                              (1,716,593)       (52,046)             2,902
Short term capital gains distributions received                      1,165,983        946,535            459,166
Long term capital gains distributions received                       2,169,928      1,102,350            470,684
Change in unrealized appreciation of investments                     2,499,144      1,981,333            153,396
                                                                 ---------------  ------------    --------------

Net increase in net assets resulting from operations                 4,379,583      4,635,027          1,440,595
Distribution to shareholders from:
   Net investment income                                              (261,121)      (656,929)          (354,446)
   Short term capital gains                                         (1,165,983)      (946,535)          (459,166)
   Net realized gain on investments                                       (902)        (2,027)           (47,565)
                                                                 ---------------  ------------    --------------
Total distributions                                                 (1,428,006)     (1,605,491)         (861,177)
Net increase in net assets from fund share
   transactions (Note 4)                                            59,306,348      40,161,231        16,731,225
                                                                 ---------------  ------------    --------------
Net increase in net assets                                          62,257,925      43,190,767        17,310,643

Net Assets:
Beginning of period                                                    251,348        190,210            164,725
                                                                 ---------------  ------------    --------------
End of period                                                     $ 62,509,273      $43,380,977      $17,475,368

Undistributed net investment income at end of period              $         --      $      --        $        --
                                                                 ---------------  ------------    --------------
See Notes to Financial Statements
10 Kobren Insight Funds - 1998 Semi-Annual Report







































Financial Highlights
Kobren Growth Fund
For a fund share outstanding throughout the period.

                                                          For the Six Months
                                                                 Ended           For the Year     For the Period
                                                               6/30/98               Ended             Ended
                                                              (Unaudited)          12/31/97         12/31/96(a)
                                                                ----------------  --------------- -----------------

Net asset value - beginning of period                         $    11.51            $ 10.24         $    10.00

Net investment income/(loss)                                       (0.05)              0.05               0.00(d)
Short term capital gains                                           --                  0.22              --
Net realized and unrealized gain on investments                     1.42               1.27               0.24
                                                              ----------            ---------       ----------
Net increase in net assets resulting from
   investment operations                                            1.37               1.54               0.24

Distributions from net investment income                           --                 (0.05)             --
Distributions from net realized short term capital gains           --                 (0.22)             --
Distributions from net realized long term capital gains            --                 (0.00)(d)          --
                                                              ----------            ---------       ----------
Total distributions                                                --                 (0.27)             --

Net asset value - end of period                               $    12.88            $ 11.51         $    10.24
                                                              ==========            =========       ==========

Total return (b)                                                   11.90%             15.03%              2.40%
                                                              ==========            =========       ==========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                         $     71,285           $  62,509       $        251
Ratio of net investment income/(loss)
     to average net assets                                     (0.84)%(c)               0.60%       (0.97)%(c)(e)
Ratio of operating expenses to average net assets after
   reimbursements and reductions                                 0.89%(c)               0.89%           1.00%(c)
Portfolio turnover rate                                               18%                 43%          n/a   (e)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment adviser,
   administrator and transfer agent and other reductions 1.06%(c)                 1.28%         n/a   (e)
Net investment income/(loss) per share before fees waived
   and/or expenses reimbursed by investment adviser,
   administrator and transfer agent and other reductions     $     (0.06)           $    0.02       $     (0.42)

   (a) Kobren Growth Fund  commenced  operations on December 16, 1996. (b) Total return represents aggregate total return for the period indicated.
   (c)   Annualized.
   (d) Amount represents less than $0.01 per share.
   (e)   Since Kobren Growth Fund was in operation for a short period of time, these ratios are not meaningful.
See Notes to Financial Statements
Kobren Insight Funds - 1998 Semi-Annual Report 11



Financial Highlights
Kobren Moderate Growth Fund
For a fund share outstanding throughout the period.

                                                          For the Six Months
                                                                 Ended           For the Year     For the Period
                                                               6/30/98               Ended             Ended
                                                              (Unaudited)          12/31/97         12/31/96(a)
                                                                ----------------  --------------- -----------------

Net asset value - beginning of period                          $     11.94      $        10.06      $      10.00
                                                              -------------   -----------------    -------------

Net investment income                                                 0.01                0.19              0.00(d)
Short term capital gains                                             --                   0.27             --
Net realized and unrealized gain on investments                       0.82                1.88              0.06
                                                              -------------   -----------------    -------------
Net increase in net assets resulting from
   investment operations                                              0.83                2.34              0.06

Distributions from net investment income                             --                  (0.19)            --
Distributions from net realized short term capital gains             --                  (0.27)            --
Distributions from net realized long term capital gains              --                  (0.00)(d)         --
                                                              -------------   -----------------    -------------
Total distributions                                                  --                  (0.46)            --

Net asset value - end of period                                $     12.77      $        11.94      $      10.06
                                                              =============   =================    =============

Total return (b)                                                      6.95%              23.25%             0.60%
                                                              =============   =================    =============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                           $     57,380     $        43,381     $        190
Ratio of net investment income/(loss) to average net assets        0.22%(c)               2.76%      8.95%(c)(e)
Ratio of operating expenses to average net assets after
   reimbursements and reductions                                   0.91%(c)               0.92%         1.00%(c)
Portfolio turnover rate                                                 10%                 14%        n/a   (e)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment adviser,
   administrator and transfer agent and other reductions           1.10%(c)               1.58%        n/a   (e)
Net investment income/(loss) per share before fees waived
   and/or expenses reimbursed by investment adviser,
   administrator and transfer agent and other reductions       $       0.00     $          0.14     $     (0.50)

  (a)      Kobren Moderate Growth Fund commenced operations on December 24, 1996.
  (b)      Total return represents aggregate total return for the period indicated.
  (c)      Annualized.
  (d) Amount represents less than $0.01 per share.
  (e) Since Kobren  Moderate  Growth Fund was in operation for a short period of time,  these ratios are not  meaningful.  See Notes to Financial  Statements  12
Kobren Insight Funds - 1998 Semi-Annual Report



Financial Highlights
Kobren Conservative Allocation Fund
For a fund share outstanding throughout the period.

                                                          For the Six Months
                                                                 Ended           For the Year     For the Period
                                                               6/30/98               Ended             Ended
                                                              (Unaudited)          12/31/97         12/31/96(a)
                                                                ----------------  --------------- -----------------

Net asset value - beginning of period                         $    11.39          $  9.98          $    10.00
                                                              -------------   -----------------    -------------

Net investment income                                               0.07             0.57                0.00(d)
Short term capital gains                                           --                0.04               --
Net realized and unrealized gain/(loss) on investments      0.41                1.44            (0.02)
                                                              -------------   -----------------    -------------
Net increase/(decrease) in net assets resulting from
   investment operations                                            0.48             2.05               (0.02)

Distributions from net investment income                           (0.02)           (0.57)              --
Distributions from net realized short term capital gains     --                (0.04)             --
Distributions from net realized long term capital gains            --               (0.03)              --
                                                              -------------   -----------------    -------------
Total distributions                                                (0.02)           (0.64)              --

Net asset value - end of period                               $    11.85          $ 11.39          $     9.98
                                                              =============   =================    =============

Total return (b)                                                    4.21%           20.64%              (0.20)%
                                                              =============   =================    =============

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)                          $   24,794          $17,475          $         165
Ratio of net investment income/(loss)
     to average net assets                                      1.02%(c)            3.99%                 (1.00)%(c)(e)
Ratio of operating expenses to average net assets after
   reimbursements and reductions                                1.00%(c)            1.00%               1.00%(c)
Portfolio turnover rate                                              18%              13%              n/a   (e)
Ratio of  operating  expenses  to average net assets  before fees waived  and/or expenses reimbursed by investment adviser,
   administrator and transfer agent and other reductions  1.44%(c)              2.82%          n/a   (e)
Net investment income/(loss) per share before fees waived
   and/or expenses reimbursed by investment adviser,
   administrator and transfer agent and other reductions        $   0.04          $  0.31          $      (0.56)

   (a) Kobren Conservative  Allocation Fund commenced operations on December 30,
   1996.  (b) Total  return  represents  aggregate  total  return for the period indicated.
   (c)   Annualized.
   (d) Amount represents less than $0.01 per share.
   (e)   Since Kobren Conservative Allocation Fund was in operation for a short period of time, these ratios are not meaningful.
See Notes to Financial Statements
Kobren Insight Funds - 1998 Semi-Annual Report 13



Notes to Financial Statements (unaudited)
Kobren Insight Funds
June 30, 1998
1.       Significant Accounting Policies

         Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 1998, the Trust offers shares of three funds, Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (individually, a "fund" and collectively, the "funds"). Each fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds") but also may invest directly in securities that are suitable investments for that fund.

Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements.

Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. Each fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Dividends and Distributions -- It is the policy of Kobren Growth Fund and Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Kobren Conservative Allocation Fund has a policy of paying such dividends quarterly. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund.

Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as a fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis.

Federal Income Tax -- Each fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve each fund from all or substantially all federal income taxes.

Expenses -- Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund. Operating expenses directly attributable to a fund are charged to that fund's operations.

14 Kobren Insight Funds - 1998 Semi-Annual Report
Notes to Financial Statements (unaudited)

2.       Investment Advisory Fee, Administration Fee and Other Transactions

         The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. The Advisory Agreement provides that each fund pays Kobren Insight Management, Inc. a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. This fee is offset by any 12b-1 fee and sub-transfer agent fee revenue payable under agreements between Kobren Insight Brokerage, Inc. (the Trust's distributor) and underlying funds. In addition, certain 12b-1 fee and sub-transfer agent fee revenue will be used to defray the costs associated with participation in certain no transaction fee programs. Kobren Insight Management, Inc. has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.

         The Trust also has also entered into an administration agreement (the "Administration Agreement") with First Data Investor Services Group, Inc. ("the Administrator"), a wholly-owned subsidiary of First Data Corporation. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc., an affiliate of Kobren Insight Management, Inc., serves as distributor of the funds' shares and pays all distribution costs. No distribution fees are paid by the funds.

         For the six months ended June 30, 1998, the investment adviser, administrator and transfer agent waived fees and/or reimbursed expenses as follows:
                                                        Expenses Reimbursed
                                                        by Investment Adviser

Kobren Growth Fund                                      $        18,884
Kobren Moderate Growth Fund                                      28,720
Kobren Conservative Allocation Fund                              48,546

         For the six months ended June 30, 1998, other reductions were as follows:

Kobren Growth Fund                                      $        34,988
Kobren Moderate Growth Fund                                      22,725

         No officer, director or employee of Kobren Insight Management, Inc., Kobren Insight Brokerage, Inc., the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each Trustee in attending such meetings.

3.       Purchases and Sales

         The aggregate amounts of purchases and sales of underlying funds and investment securities, other than U.S. government and short-term securities, for the six months ended June 30, 1998, were as follows:

                                                                 Purchases                   Sales
Kobren Growth Fund                                            $   24,465,222           $    21,684,339
Kobren Moderate Growth Fund                                       21,584,127                13,125,373
Kobren Conservative Allocation Fund                               14,755,011                 9,082,041

Kobren Insight Funds - 1998 Semi-Annual Report 15

Notes to Financial Statements (unaudited)
4.       Shares of Beneficial Interest

         As of June 30, 1998, an unlimited number of shares of beneficial interest, having a par value of $0.001, were authorized for the Trust. Changes in shares of beneficial interest were as follows:


                                                      Six Months Ended                  Year Ended
                                                        June 30, 1998                December 31, 1997
                                                Shares            Amount         Shares               Amount
Kobren Growth Fund:
Shares Sold                                        1,170,386     $ 14,324,538     6,040,941       $66,750,421
Shares Issued as Reinvestment of Dividends                --               --       121,905         1,403,131
Shares Redeemed                                   (1,068,850)     (12,885,812)     (754,794)       (8,847,204)
                                                ------------    ---------------------------------------------
Net Increase                                         101,536      $ 1,438,726     5,408,052       $59,306,348
                                                ============    =============================================

Kobren Moderate Growth Fund:
Shares Sold                                        1,395,832     $ 17,165,015     3,867,539       $43,059,814
Shares Issued as Reinvestment of Dividends                --               --       130,811         1,561,885
Shares Redeemed                                     (534,798)      (6,761,176)     (383,530)       (4,460,468)
                                                ------------    ---------------------------------------------
Net Increase                                         861,034     $ 10,403,839     3,614,820       $40,161,231
                                                ============    =============================================

Kobren Conservative Allocation Fund:
Shares Sold                                          989,745     $ 11,678,284     1,763,364       $19,397,323
Shares Issued as Reinvestment of Dividends             2,797           33,812        71,701           818,115
Shares Redeemed                                     (435,600)      (5,180,548)     (316,837)       (3,484,213)
                                                ------------    ---------------------------------------------
Net Increase                                         556,942    $   6,531,548     1,518,228      $ 16,731,225
                                                ============    =============================================

         At June 30, 1998, Kobren Insight Management, Inc. and its affiliates owned 845,179, 477,022 and 351,832 shares of Kobren Growth Fund, Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund, respectively.

5.       Organization

         Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.

6.       Risk Factors of the Funds

         Investing in underlying funds through a fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, Kobren Insight Management, Inc. or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and Kobren Insight Management, Inc. must then, in some instances, select alternative investments for the fund that would not have been its first choice.

16 Kobren Insight Funds - 1998 Semi-Annual Report